Securities 1 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	$ 167,225	$ 155,881
Gross unrealized gains	5,427	4,847
Gross unrealized losses	(135)	(327)
Held-to-maturity Securities, Fair Value	172,517	160,401
Government Sponsored enterprise obligations [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	1,007	7,005
Gross unrealized gains	1	33
Gross unrealized losses	0	0
Held-to-maturity Securities, Fair Value	1,008	7,038
State and municipal obligations [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	165,348	147,965
Gross unrealized gains	5,113	4,400
Gross unrealized losses	(135)	(324)
Held-to-maturity Securities, Fair Value	170,326	152,041
Corporate obligations [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	870	911
Gross unrealized gains	313	414
Gross unrealized losses	0	(3)
Held-to-maturity Securities, Fair Value	$ 1,183	$ 1,322